BlackRock International Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Shares
Shares Value
Common Stocks — 99.7%
Argentina — 1.5%
MercadoLibre , Inc.
(a)
............ 89 $ 100,753
Australia — 2.2%
APM Human Services International
Ltd.
(a)
.................... 78,645 144,576
Belgium — 0.5%
Umicore SA ................. 870 32,934
Brazil — 3.9%
MRV Engenharia e Participacoes SA . 54,261 136,008
Pagseguro Digital Ltd., Class A
(a)
... 1,812 40,987
YDUQS Participacoes SA ........ 20,933 86,845
263,840
Canada — 3.7%
Li-Cycle Holdings Corp.
(a)
........ 5,490 41,614
Shopify, Inc., Class A
(a)
.......... 117 112,816
TransAlta Renewables, Inc. ....... 6,696 91,500
245,930
Colombia — 1.8%
Millicom International Cellular SA,
SDR
(a)
................... 4,463 119,135
Denmark — 7.9%
Atlantic Sapphire ASA
(a)
......... 10,243 42,522
Chr Hansen Holding A/S ......... 1,307 104,815
Orsted A/S
(b)(c)
................ 2,036 216,926
Vestas Wind Systems A/S ........ 6,243 168,938
533,201
France — 2.9%
Nexity SA ................... 4,709 197,174
Germany — 6.4%
LEG Immobilien SE ............ 1,981 262,797
Vonovia SE .................. 2,986 170,070
432,867
India — 4.2%
Bandhan Bank Ltd.
(b)(c)
.......... 67,132 285,925
Indonesia — 9.6%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,456,400 414,543
Dayamitra Telekomunikasi Tbk . PT
(a)
. 4,191,300 230,227
644,770
Japan — 9.4%
GMO Payment Gateway, Inc. ...... 800 70,201
Katitas Co. Ltd. ............... 4,800 146,405
M3, Inc. .................... 2,700 103,806
Shionogi & Co. Ltd. ............ 4,300 245,068
Sysmex Corp. ................ 700 66,634
632,114
Security
Shares
Shares Value
Kenya — 2.8%
Safaricom plc ................ 586,173 $ 190,777
Netherlands — 6.2%
Koninklijke DSM NV ............ 1,478 277,066
Koninklijke Philips NV ........... 4,321 143,731
420,797
South Korea — 1.9%
Samsung SDI Co. Ltd. .......... 264 131,019
Spain — 7.6%
Corp. ACCIONA Energias Renovables
SA
(a)
.................... 5,716 173,962
EDP Renovaveis SA ............ 16,060 337,605
511,567
Switzerland — 2.5%
Landis+Gyr Group AG
(a)
......... 1,380 91,021
SGS SA (Registered) ........... 28 79,844
170,865
United Kingdom — 11.4%
Genus plc ................... 4,128 213,084
Halma plc ................... 8,456 286,605
Pearson plc ................. 22,168 185,091
Wise plc, Class A
(a)
............. 10,445 85,452
770,232
United States — 13.3%
Brookfield Renewable Corp. ...... 9,671 330,875
Otonomo Technologies Ltd.
(a)(d)
..... 8,140 21,897
PayPal Holdings, Inc.
(a)
.......... 943 162,139
Schneider Electric SE ........... 2,237 378,938
893,849
Total Common Stocks — 99.7%
(Cost: $7,317,902) .............................. 6,722,325
Total Long-Term Investments — 99.7%
(Cost: $7,317,902) .............................. 6,722,325
Short-Term Securities — 1.3%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 78,305 78,305
SL Liquidity Series, LLC, Money Market
Series, 0.17%
(g)
............. 10,955 10,956
Total Short-Term Securities — 1.3%
(Cost: $89,260) ................................ 89,261
Total Investments — 101.0%
(Cost: $7,407,162) .............................. 6,811,586
Liabilities in Excess of Other Assets — (1.0)% ............ (69,928)
Net Assets — 100.0% .............................. $ 6,741,658
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 141,431 $ — $ (63,126) $ — $ — $ 78,305 78,305 $ 4 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 698,919 — (687,915) (48) — 10,956 10,955 11,020
(b)
—
$ (48) $ — $ 89,261 $ 11,024 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Glossary of Terms Used in this Report
Portfolio Abbreviation
SDR Swedish Depositary Receipts
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina ............................................ $ 100,753 $ — $ — $ 100,753
Australia ............................................. 144,576 — — 144,576
Belgium ............................................. — 32,934 — 32,934
Brazil ............................................... 263,840 — — 263,840
Canada ............................................. 245,930 — — 245,930
Colombia ............................................ — 119,135 — 119,135
Denmark ............................................. — 533,201 — 533,201
France .............................................. — 197,174 — 197,174
Germany ............................................ — 432,867 — 432,867
India ............................................... — 285,925 — 285,925
Indonesia ............................................ 230,227 414,543 — 644,770
Japan ............................................... — 632,114 — 632,114
Kenya .............................................. — 190,777 — 190,777
Netherlands ........................................... — 420,797 — 420,797
South Korea .......................................... — 131,019 — 131,019
Spain ............................................... 173,962 337,605 — 511,567
Switzerland ........................................... — 170,865 — 170,865
United Kingdom ........................................ — 770,232 — 770,232

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
United States .......................................... $ 514,911 $ 378,938 $ — $ 893,849
Short-Term Securities ....................................... 78,305 — — 78,305
$ 1,752,504 $ 5,048,126 $ — $ 6,800,630
Investments Valued at NAV
(a)
..................................... 10,956
$ —
$ 6,811,586
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.